Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount (Detail) - Harvest Fund Management Co., LTD [Member] - EUR (€) € in Millions		Dec. 31, 2018 [1]	Dec. 31, 2017 [2]
Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount [Line Items]
Net assets of the equity method investee		€ 681	€ 571
Groups ownership percentage on the investees equity		30.00%	30.00%
Groups share of net assets		€ 204	€ 171
Goodwill		17	16
Intangible Assets		14	14
Other adjustments		1	4
Carrying amount	[3]	€ 236	€ 205

[1]	December 2018 numbers are based on 2018 unaudited financials
[2]	December 2017 numbers are based on 2017 audited financials
[3]	There is no impairment loss in 2018 (EUR1million in 2017)